INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS

11. INTANGIBLE ASSETS

Gross carrying amount, accumulated amortization and net book value of the intangible assets as of December 31, 2016 and 2017 are as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	RMB	RMB	US$
			(Note 3)
Acquired game licenses	146,925,649	146,925,649	22,582,059
Acquired game development cost	12,285,000	12,285,000	1,888,170
Less: Accumulated amortization	(85,026,783)	(85,026,783)	(13,068,377)
Impairment allowance	(72,398,186)	(72,398,186)	(11,127,397)
Translation difference	(1,785,680)	(1,785,680)	(274,455)

Net book value of intangible assets subject to amortization	—	—	—

In 2016 and 2017, none of acquired game licenses had expired or been written-off from cost basis and accumulated amortization.

Since its acquisition by the Group on April 6, 2010, Red 5 has been substantially devoted its operating activities to fulfill its obligations under a game development and license agreement executed in 2006 and amended in 2009 between Red 5 and a third-party game publisher to develop Firefall in exchange for cash consideration from the third-party publisher. Prior to the acquisition, Red 5 received a total of US$24.7 million cash consideration as an advance recoupable against future royalties payable to Red 5. Red 5 retained the ownership of the game and granted the third-party publisher an exclusive, non-transferable term license to market and distribute the game and host the game for customers in specified regions after Red 5 completes the game development. Red 5 continues to perform its obligations under the agreement post-acquisition, including the provision of post-contract customer support for the hosted version of the game to the third-party publisher during the term of the license. The initial term of the agreement is from February 2006 through the fifth anniversary of the first commercial release of the initial game. Thereafter, the agreement can be renewed in two-year terms.

In September 2011, Red 5 Korea, Red 5 Singapore and Red 5 entered into a series of agreements with the third-party game publisher. Pursuant to the agreement, Red 5 Singapore were substituted in full for the third-party publisher as a party under the game development and license agreement between Red 5 and the third-party game publisher, including the exclusive, non-transferable term license to market and distribute the game and host the game for customers in specified regions. Under the agreements, the Group paid US$10.0 million and guaranteed an additional payment of US$12.7 million to the third-party game publisher due within four years. In addition, the Group is subject to additional contingent payments to be calculated based on certain percentages of the proceeds received from future game licensing and royalties, if any. The total consideration paid, including the US$10.0 million and the guaranteed amount of US$12.7 million, was recorded as acquired game license. The contingent payments will be recorded as cost of services when incurred. The balance of accounts payable related to this game license fee was US$ 3.1 million (RMB20.2 million) as of December 31, 2017.

The Group pledged intellectual property in relation to the game to secure the guaranteed amount. Following this license acquisition, the previously recognized backlog of US$ 0.4 million in relation to the game development and license agreement acquired in the Red 5 acquisition was reclassified to acquired game licenses as it was considered to be additional cost to acquire the game license.

Amortization expense related to intangible assets was RMB19.1 million, RMB 10.2 million and nil for the years ended December 31, 2015, 2016 and 2017, respectively.

The Group has been monitoring its licensed games that have not commercially launched, including but not limited to their market acceptance and operational performance in other regions where they are commercially launched and operated by other operators. The Group incorporates these factors into its continuous evaluation of the forecasted results of the respective games and takes into account the Group’s expected commercial launch and cash flows in the evaluation of potential impairment of the carrying value of upfront licensing fees. Based on the Group’s impairment tests, impairment allowance on upfront licensing fees of nil, RMB68.0 million and nil were provided in 2015, 2016 and 2017, respectively.